UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23556

Datum One Series Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Polar Capital Emerging Market Stars Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

POLAR CAPITAL EMERGING MARKET STARS FUND

TABLE OF CONTENTS

September 30, 2022

POLAR CAPITAL EMERGING MARKET STARS FUND

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present to shareholders the September 30, 2022 Semi-Annual Report for the Polar Capital Emerging Market Stars Fund (the “Fund”), a series of the Datum One Series Trust. This report contains the results of Fund operations for the six months ended September 30, 2022.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Polar Capital LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Alastair Barrie

Managing Director - North America

Polar Capital

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductor Manufacturing	16.2%
Internet & Catalog Retail	14.7
Banks	8.9
Real Estate Management & Development	8.9
Interactive Media & Services	7.8
Metals & Mining	5.7
Electronic Equipment, Instruments & Components	5.2
Technology Hardware, Storage & Peripherals	4.7
Oil, Gas & Consumable Fuels	4.2
IT Services	3.8
Diversified Financial Services	3.0
Insurance	2.3
Machinery	1.8
Food & Staples Retailing	1.5
Entertainment	1.2
Health Care Providers & Services	1.0
Electrical Equipment	1.0
Household Durables	0.9
Diversified Consumer Services	0.7
Health Care Supplies	0.5
Other Assets And Liabilities, Net	6.0%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
China	23.0%
India	20.5
Taiwan	15.8
South Korea	10.6
Brazil	8.8
Vietnam	3.3
Australia	2.4
South Africa	2.3
Hong Kong	2.3
Saudi Arabia	2.1
Argentina	1.7
Singapore	1.2
Other Assets And Liabilities, Net	6.0%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

COMMON STOCKS – 90.0%	Shares	Fair Value

SEMICONDUCTOR MANUFACTURING – 16.2%
Andes Technology Corp. (Taiwan)	51,541	$633,100
eMemory Technology Inc. (Taiwan)	23,774	841,511
Koh Young Technology Inc. (South Korea)	26,979	236,290
LandMark Optoelectronics Corp. (Taiwan)	112,767	501,898
MediaTek Inc. (Taiwan)	47,273	815,762
Silergy Corp. (China)	16,522	215,479
SK Hynix Inc. (South Korea)	8,261	472,531
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	267,576	3,546,825

		$7,263,396

INTERNET & CATALOG RETAIL – 14.7%
Alibaba Group Holding Ltd. (China) (a)	166,989	$1,666,440
Americanas S.A. (Brazil) (a)	147,089	462,998
JD Health International Inc. (China) (a),(b)	89,346	508,946
JD.com Inc. (China)	58,843	1,484,502
Meituan (China) (a),(b)	65,104	1,368,255
MercadoLibre Inc. (Brazil) (a)	1,286	1,064,525

		$6,555,666

REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.9%
Phoenix Mills (The) Ltd. (India)	110,843	$1,893,162
Prestige Estates Projects Ltd. (India)	113,769	625,408
Sunteck Realty Ltd. (India)	78,688	402,833
Vincom Retail JSC (Vietnam) (a)	344,701	402,055
Vinhomes JSC (Vietnam) (b)	308,185	651,801

		$3,975,259

INTERACTIVE MEDIA & SERVICES – 7.8%
NAVER Corp. (South Korea)	5,567	$741,615
Tencent Holdings Ltd. (China)	81,122	2,740,002

		$3,481,617

BANKS – 5.7%
Alinma Bank (Saudi Arabia)	97,609	$933,695
ICICI Bank Ltd. (India)	146,880	1,542,131

Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	67,900	91,631

		$2,567,457

METALS & MINING – 5.7%
Allkem Ltd. (Australia) (a)	75,882	$671,063
Ganfeng Lithium Group Co. Ltd. (China) (b)	66,928	442,127
Ivanhoe Mines Ltd. (South Africa) (a)	162,528	1,045,987

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
Lynas Rare Earths Ltd. (Australia) (a)	80,321	$387,342

		$2,546,519

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.7%
Samsung Electronics Co. Ltd. (South Korea)	57,072	$2,095,641

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.4%
Chroma ATE Inc. (Taiwan)	131,723	$741,119
Daejoo Electronic Materials Co. Ltd. (South Korea)	7,960	433,592
Samsung SDI Co. Ltd. (South Korea)	2,083	783,507

		$1,958,218

OIL, GAS & CONSUMABLE FUELS – 4.2%
Reliance Industries Ltd. (India)	65,267	$1,894,184

IT SERVICES – 3.8%
Coforge Ltd. (India)	15,532	$635,213
FPT Corp. (Vietnam)	100,000	335,677
Globant S.A. (Argentina) (a)	4,021	752,248

		$1,723,138

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Housing Development Finance Corp. Ltd. (India)	47,443	$1,323,637

INSURANCE – 2.3%
AIA Group Ltd. (Hong Kong)	124,131	$1,033,503

MACHINERY – 1.8%
Shenzhen Inovance Technology Co. Ltd. (China)	102,800	$825,866

FOOD & STAPLES RETAILING – 1.5%
Raia Drogasil S.A. (Brazil)	156,075	$657,648

ENTERTAINMENT – 1.2%
Sea Ltd. (Singapore) (a),(c)	9,531	$534,213

HEALTH CARE PROVIDERS & SERVICES – 1.0%
Apollo Hospitals Enterprise Ltd. (India)	8,414	$450,178

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value

ELECTRICAL EQUIPMENT – 1.0%
Sungrow Power Supply Co. Ltd. (China)	29,000	$446,189

HOUSEHOLD DURABLES – 0.9%
Dixon Technologies India Ltd. (India)	7,183	$382,754

DIVERSIFIED CONSUMER SERVICES – 0.7%
Arco Platform Ltd. (Brazil) (a)	29,352	$316,708

HEALTH CARE SUPPLIES – 0.5%
Venus MedTech Hangzhou Inc. (China) (a),(b)	201,669	$234,827

TOTAL COMMON STOCKS–90.0% (Cost $48,387,243)		$40,266,618

PARTICIPATORY NOTES – 0.8%(d)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%
OPT Machine Vision Tech Co. Ltd., Issued by CLSA Global Markets Pte. Ltd. (China) (a)	15,162	$336,358

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

PREFERRED STOCKS – 3.2%
BANKS – 3.2%
Itau Unibanco Holding S.A. 0.86% (Brazil) (e)	272,138	$1,415,591

TOTAL INVESTMENTS–94.0% (Cost $ 50,195,390)		$42,018,567
Other Assets and Liabilities, net – 6.0%		$2,704,759

NET ASSETS–100.0%		$44,723,326

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt (ADR) on the over-the-counter market or on a U.S. national securities exchange.

(d)

Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2022 (Unaudited)

ASSETS
Investment securities— at fair value (identified cost $50,195,390)	$42,018,567
Cash	2,710,995
Foreign currencies at value (identified cost $1,037,233)	1,025,881
Receivable for:
Dividends and interest	32,692
Capital stock sold	293,000
Reimbursement from Administrator	25,206
Prepaid assets	97,204

Total assets	46,203,545

LIABILITIES
Payable for:
Investments purchased	1,376,573
Advisory fees	7,419
Accrued expenses and other liabilities	96,227

Total liabilities	1,480,219

NET ASSETS	$44,723,326

SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 7,072,762 outstanding shares	53,836,725
Distributable earnings	(9,113,399)

NET ASSETS	$44,723,326

NET ASSET VALUE

Offering and redemption price per share	$6.32

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $18,609)	$103,808

Total investment income	103,808

EXPENSES
Advisory fees (Note 6)	81,301
Fund accounting and administrative services fees (Note 6)	60,165
Trustee fees and expenses (Note 6)	53,141
Compliance fees (Note 6)	30,692
Legal fees	24,128
Transfer agent fees and expenses (Note 6)	19,685
Audit and tax services fees	18,152
State filing fees	12,308
Custodian fees (Note 6)	9,842
Other	1,649

Total expenses	311,063

Waiver/Reimbursement from Administrator (Note 6)	(75,206)
Waiver/Reimbursement from Adviser (Note 6)	(154,556)

Net expenses	81,301

Net Investment Income	22,507

NET REALIZED AND UNREALIZED APPRECIATION (DEPRECIATION)
Net realized gain (loss) on:
Investments	(328,023)
Foreign currency transactions	8,529
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of $34,279)	(6,934,789)
Translation of foreign currency denominated amounts	(15,914)

Net realized and unrealized (loss)	(7,270,197)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,247,690)

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$22,507	$(13,908)
Net realized gain (loss)	(319,494)	(370,809)
Net change in unrealized appreciation (depreciation)	(6,950,703)	(1,220,742)

Net increase (decrease) in net assets resulting from operations	(7,247,690)	(1,605,459)

Distributions to shareholders	—	(348,707)

Capital stock transactions:
Proceeds from capital stock sold	43,453,567	155,000
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	348,707
Cost of capital stock repurchased	(111,095)	—

Net increase from capital stock transactions	43,342,472	503,707

Total change in net assets	36,094,782	(1,450,459)

NET ASSETS
Beginning of period	8,628,544	10,079,003

End of period	$44,723,326	$8,628,544

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	6,036,317	15,613
Shares issued to shareholders upon reinvestment of dividends and distributions	—	37,136
Shares of capital stock repurchased	(16,304)	—

Change in capital stock outstanding	6,020,013	52,749

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Period Ended March 31, 2021(a)
Per share operating performance:
Net asset value, beginning of period	$8.20	$10.08	$10.00

Income from investment operations:
Net investment income (loss)(b)	$0.01	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investment securities	(1.89)	(1.52)	0.10

Total from investment operations	$(1.88)	$(1.53)	$0.08

Less distributions:
Distributions from net investment income	$—	$(0.09)	$—
Distributions from net realized capital gains	—	(0.26)	—

Total distributions	$—	$(0.35)	$—

Net asset value, end of period	$6.32	$8.20	$10.08

Total investment return(c), (d)	(22.93)%	(15.66)%	0.80%

Ratios/supplemental data:
Net assets, end of period (in $000’s)	$44,723	$8,629	$10,079
Ratio of expenses to average net assets
Before waiver/reimbursement(e)	3.83%	4.70%	5.34%
After waiver/reimbursement(e)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(e)	(2.55)%	(3.84)%	(5.14)%
After waiver/reimbursement(e)	0.28%	(0.14)%	(0.80)%

Portfolio turnover rate(c)	8%	38%	15%

(a)	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.
(b)	Per share amount is based on average shares outstanding.
(c)	Not annualized for periods less than a year.
(d)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(e)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

NOTE 1 — Organization

Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. Polar Capital Emerging Market Stars Fund (the “Fund”) is a series of the Trust. These financial statements and notes only relate to the Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The Fund seeks to achieve long term capital growth. For information on the specific strategies of the Fund, please refer to the Fund’s Prospectus.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTE 2 — Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation

The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.	Securities Transactions, Related Investment Income and Foreign Currency Translations

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statement of Operations.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

C.	Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

D.	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 3 — Principal Risks

It is possible to lose money on an investment in the Fund: The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Adviser and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Risks Associated with Investing in Equities: The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

ESG Investing Risk: The Fund’s consideration of environmental, social and/or governance factors as part of its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Risks Associated with Investing in Emerging Markets: The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stock Connect Investing Risk: China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Counterparty and Third Party Risk: Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk: The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of Polar Capital LLP (the “Adviser”) will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Risks Associated with Non-Diversification: The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

Risks Associated with Changes to Non-U.S. Tax Laws: Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Participatory Notes Risk: An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Currency Risk: The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Because of these and other risks, you could lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

NOTE 4 — Purchases and Sales of Investment Securities

For the six months ended September 30, 2022 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund was as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold

Polar Capital Emerging Market Stars Fund	$42,434,544	$1,428,414

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

At March 31, 2022, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	Undistributed Ordinary Income	Long-term Capital Gains	Unrealized Loss

Polar Capital Emerging Market Stars Fund	$ —	$ —	$(1,256,764)

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

The tax status of distributions paid during the fiscal year ended March 31, 2022 were as follows:

	Dividends from ordinary Income 2022	Dividends from long-term capital gains 2022	Total Distributions 2022

Polar Capital Emerging Market Stars Fund	$348,707	$—	$348,707

As of September 30, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Polar Capital Emerging Market Stars Fund	$50,312,170	$227,995	$(8,521,598)	$(8,293,603)

As of and during the fiscal year ended March 31, 2022, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the fiscal year ended, the Fund did not incur any interest or penalties. The statute of limitations remains open for three years, once a return is filed. No examinations are in progress at this time.

For the period subsequent to October 31, 2021, through the fiscal year ended March 31, 2022, the Fund incurred net capital losses and late year ordinary losses of $494,632 and $114,313, respectively, which the Fund intends to treat as having been incurred in the following fiscal year.

As of March 31, 2022, the Fund had no short-term capital or long-term capital loss carryforwards.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

NOTE 6 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Management Agreement (the “Management Agreement”), advisory fees were paid by the Fund to Polar Capital, LLP (the “Adviser”). Under the terms of this Management Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive advisory fees expenses and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2023. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board or upon termination of the Management Agreement. For the six months ended September 30, 2022 the Advisor reimbursed the Fund $154,556 which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amounts eligible for recoupment by the Adviser as of September 30, 2022 are $78,109, $222,876 and $154,556 expiring March 31, 2024, March 31, 2025 and September 30, 2025, respectively.

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.

The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Fund has agreed to pay the Administrator a tiered basis-point fee based on the Fund’s net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses through December 31, 2022. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. The total fees paid to or reimbursed from the Administrator for the six months ended September 30, 2022 are disclosed on the Statement of Operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver/Reimbursement from Administrator
Polar Capital Emerging Market Stars Fund	$19,685	$9,842	$60,165	$(75,206)

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside an annual base fee, as well as a basis-point fee based on the Fund’s average daily net assets and has agreed to reimburse Foreside for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Compliance fees” on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role. For the six months ended September 30, 2022 the Fund paid $53,141 in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund, which is reflected as “Trustee fees and expenses” on the Statement of Operations.

NOTE 7 — Disclosure of Fair Value Measurements

The Fund’s Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Fund’s equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.

The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities.

The Fund’s assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

POLAR CAPITAL EMERGING MARKET STARS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

The following table presents the valuation levels of the Fund’s investments as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common stocks:
Diversified Consumer Services	$316,708	$—	$—	$316,708
Entertainment	534,213	—	—	534,213
Food & Staples Retailing	657,648	—	—	657,648
Internet & Catalog Retail	1,527,523	5,028,143	—	6,555,666
IT Services	752,248	970,890	—	1,723,138
Metals & Mining	1,045,987	1,500,532	—	2,546,519
Other(1)	—	27,932,726	—	27,932,726

Total common stocks	$4,834,327	$35,432,291	$—	$40,266,618

Participatory Notes	$—	$336,358	$—	$336,358
Preferred Stocks	$1,415,591	$—	$—	$1,415,591

Total Investments	$6,249,918	$35,768,649	$—	$42,018,567

(1)	See additional categories in the Portfolio of Investments.

As of September 30, 2022 there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 for the six months ended September 30, 2022.

NOTE 8 — Subsequent Events

Management has evaluated subsequent events for the Fund occurring after September 30, 2022 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION

September 30, 2022 (Unaudited)

A. Shareholder Expense Example

Fund Expenses

Investors in the Fund generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the first number in the row entitled “Expenses Paid During Period” that corresponds to your Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION (Continued)

September 30, 2022 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds’ transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

Actual Performance

Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*

Polar Capital Emerging Market Stars Fund	$1,000.00	$770.70	$4.44

Hypothetical Performance

(5% return before expenses)

Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*

Polar Capital Emerging Market Stars Fund	$1,000.00	$1,020.05	$5.06

*Expenses are calculated using an annualized expense ratio 1.00%, multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183), and divided by the number of days in the current year (365).

POLAR CAPITAL EMERGING MARKET STARS FUND

ADDITIONAL INFORMATION (Continued)

September 30, 2022 (Unaudited)

B. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Polar Capital Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 or by calling (800) 806-1112 (toll free) or (312) 557-3164; and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at (800) 806-1112 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at (800) 806-1112 (toll free) or (312) 557-3164.

POLAR CAPITAL EMERGING MARKET STARS FUND

PRIVACY POLICY

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Datum One Series Trust.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

● Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information); about a customer’s investment goals and risk tolerance;

● Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

● Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

POLAR CAPITAL EMERGING MARKET STARS FUND

PRIVACY POLICY (Continued)

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of the Datum One Series Trust or anytime we make a material change to our privacy policy.

Investment Adviser

Polar Capital LLP

16 Palace Street

London, United Kingdom SW1E5JD

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606-4301

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

(800) 806-1112 (toll free) or 312-557-3164

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	November 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 28, 2022

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	November 28, 2022